Non-Controlling Interest (Details) - Schedule of Non-controlling Interests - Levo Mobility LLC [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Add: net loss attributable to non-controlling interests		$ (538,841)	$ (2,138,272)
Less: dividends paid or accrued to non-controlling interests	$ 212,062	263,846	101,856
Less: Preferred share accretion adjustment	$ 484,398	645,866	261,505
Non-controlling interests		$ (1,448,553)	$ (2,501,633)